Note 3 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$297,778,875	$62,815	$(6,791,837)	$291,049,853
State, County and Municipal	5,089,137	30,542	(20,233)	5,099,446

	$302,868,012	$93,357	$(6,812,070)	$296,149,299
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$278,419,055	$155,902	$(7,511,288)	$271,063,669
State, County and Municipal	3,516,400	27,181	(12,664)	3,530,917

	$281,935,455	$183,083	$(7,523,952)	$274,594,586
Securities Held to Maturity
State, County and Municipal	$29,796	$127	$-	$29,923

Investments Classified by Contractual Maturity Date [Table Text Block]
	Securities Available for Sale
	Amortized Cost	Fair Value

Due in One Year or Less	$330,531	$331,818
Due After One Year Through Five Years	770,079	773,706
Due After Five Years Through Ten Years	2,492,993	2,517,901
Due After Ten Years	1,495,534	1,476,021

	5,089,137	5,099,446

Mortgage-Backed Securities	297,778,875	291,049,853

	$302,868,012	$296,149,299

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2015
U.S. Government Agencies
Mortgage-Backed	$139,765,025	$(1,270,011)	$139,720,125	$(5,521,826)	$279,485,150	$(6,791,837)
State, County and Municipal	1,034,613	(20,233)	-	-	1,034,613	(20,233)

	$140,799,638	$(1,290,244)	$139,720,125	$(5,521,826)	$280,519,763	$(6,812,070)

December 31, 2014
U.S. Government Agencies
Mortgage-Backed	$66,609,319	$(396,896)	$183,645,552	$(7,114,392)	$250,254,871	$(7,511,288)
State, County and Municipal	-	-	1,379,547	(12,664)	1,379,547	(12,664)

	$66,609,319	$(396,896)	$185,025,099	$(7,127,056)	$251,634,418	$(7,523,952)